Hedging Derivative Financial Instruments - Outstanding Forward Exchange Contracts (Detail) - Forward exchange contracts [Member] - Cash flow hedges [Member] € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about hedging instruments [Line Items]
Currency	EUR/NT$	EUR/NT$
Maturity Period	2018.03-06	2017.03
Contract Amount	$ 142	$ 102	€ 4	€ 3